Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Settlements with tax authorities	$ 10,245	$ 29,400	$ 37,672